Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,167	$ 1,122	$ 1,102
Medical plans	2,026	1,881	1,928
Pension plan	1,403	1,227	1,391
401(k) match	365	346	325
Profit-sharing	508	479	563
Other	82	172	164
Total employee benefits	$ 5,551	$ 5,227	$ 5,473